UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INVESTORS VALUE FUND

FORM N-Q

SEPTEMBER 30, 2007

Legg Mason Partners Investors Value Fund

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 15.4%
Hotels, Restaurants & Leisure - 2.5%
639,400	McDonald’s Corp.	$34,828,118

Media - 10.3%
455,900	EchoStar Communications Corp., Class A Shares *	21,340,679
188,195	Liberty Media Holding Corp., Capital Group, Series A Shares *	23,492,382
885,582	Liberty Media Holding Corp., Interactive Group, Series A Shares *	17,012,030
1,703,400	News Corp., Class B Shares	39,842,526
496,700	SES Global SA, FDR	11,675,675
1,638,700	Time Warner Inc.	30,086,532

	Total Media	143,449,824

Multiline Retail - 1.3%
275,900	Target Corp.	17,538,963

Specialty Retail - 1.3%
541,900	Home Depot Inc.	17,579,236

	TOTAL CONSUMER DISCRETIONARY	213,396,141

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 1.4%
443,700	Wal-Mart Stores Inc.	19,367,505

Food Products - 1.1%
454,267	Kraft Foods Inc., Class A Shares	15,676,754

Household Products - 2.0%
394,500	Kimberly-Clark Corp.	27,717,570

Tobacco - 2.9%
583,100	Altria Group Inc.	40,542,943

	TOTAL CONSUMER STAPLES	103,304,772

ENERGY - 7.7%
Energy Equipment & Services - 2.0%
361,700	GlobalSantaFe Corp.	27,496,434

Oil, Gas & Consumable Fuels - 5.7%
228,000	Royal Dutch Shell PLC, ADR, Class A Shares	18,737,040
150,496	Suncor Energy Inc.	14,268,526
564,300	Total SA, ADR	45,725,229

	Total Oil, Gas & Consumable Fuels	78,730,795

	TOTAL ENERGY	106,227,229

FINANCIALS - 28.5%
Capital Markets - 3.8%
369,519	Bank of New York Mellon Corp.	16,310,569
72,000	Goldman Sachs Group Inc.	15,605,280
298,230	Merrill Lynch & Co. Inc.	21,257,834

	Total Capital Markets	53,173,683

Commercial Banks - 3.3%
395,724	Wachovia Corp.	19,845,559
726,400	Wells Fargo & Co.	25,874,368

	Total Commercial Banks	45,719,927

Consumer Finance - 4.5%
617,400	American Express Co.	36,655,038
381,400	Capital One Financial Corp.	25,336,402

	Total Consumer Finance	61,991,440

Diversified Financial Services - 4.5%
560,700	Bank of America Corp.	28,186,389

See Notes to Schedule of Investments.

1

Legg Mason Partners Investors Value Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.5% (continued)
757,360	JPMorgan Chase & Co.	$34,702,235

	Total Diversified Financial Services	62,888,624

Insurance - 10.5%
554,200	AFLAC Inc.	31,611,568
206,884	American International Group Inc.	13,995,703
435,000	Chubb Corp.	23,333,400
741,800	Loews Corp.	35,866,030
697,729	Marsh & McLennan Cos. Inc.	17,792,089
451,500	Travelers Cos. Inc.	22,728,510

	Total Insurance	145,327,300

Thrifts & Mortgage Finance - 1.9%
457,214	Freddie Mac	26,980,198

	TOTAL FINANCIALS	396,081,172

HEALTH CARE - 6.8%
Health Care Providers & Services - 3.7%
480,800	UnitedHealth Group Inc.	23,285,144
365,200	WellPoint Inc. *	28,821,584

	Total Health Care Providers & Services	52,106,728

Pharmaceuticals - 3.1%
405,000	Abbott Laboratories	21,716,100
377,100	Novartis AG, ADR	20,725,416

	Total Pharmaceuticals	42,441,516

	TOTAL HEALTH CARE	94,548,244

INDUSTRIALS - 12.9%
Aerospace & Defense - 5.8%
168,400	Boeing Co.	17,680,316
142,600	L-3 Communications Holdings Inc.	14,565,164
312,100	Raytheon Co.	19,918,222
357,600	United Technologies Corp.	28,779,648

	Total Aerospace & Defense	80,943,350

Commercial Services & Supplies - 1.1%
265,300	Avery Dennison Corp.	15,127,406

Industrial Conglomerates - 6.0%
1,235,700	General Electric Co.	51,157,980
520,800	Textron Inc.	32,398,968

	Total Industrial Conglomerates	83,556,948

	TOTAL INDUSTRIALS	179,627,704

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 3.5%
701,700	Comverse Technology Inc. *	13,893,660
905,700	Nokia Oyj, ADR	34,353,201

	Total Communications Equipment	48,246,861

Computers & Peripherals - 1.4%
168,100	International Business Machines Corp.	19,802,180

Software - 1.1%
519,000	Microsoft Corp.	15,289,740

	TOTAL INFORMATION TECHNOLOGY	83,338,781

MATERIALS - 3.0%
Chemicals - 3.0%
213,600	Air Products & Chemicals Inc.	20,881,536
420,700	E.I. du Pont de Nemours & Co.	20,849,892

	TOTAL MATERIALS	41,731,428

See Notes to Schedule of Investments.

2

Legg Mason Partners Investors Value Fund

Schedules of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.1%
1,053,910	AT&T Inc.	$44,590,932
465,172	Embarq Corp.	25,863,563

	Total Diversified Telecommunication Services	70,454,495

Wireless Telecommunication Services - 1.9%
1,421,753	Sprint Nextel Corp.	27,013,307

	TOTAL TELECOMMUNICATION SERVICES	97,467,802

UTILITIES - 2.2%
Multi-Utilities - 2.2%
526,500	Sempra Energy	30,600,180

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $979,749,510)	1,346,323,453

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
$51,022,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $51,043,047; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value - $52,042,618) (Cost - $51,022,000)	51,022,000

	TOTAL INVESTMENTS - 100.6% (Cost - $1,030,771,510#)	1,397,345,453
	Liabilities in Excess of Other Assets - (0.6)%	(8,533,130)

	TOTAL NET ASSETS - 100.0%	$1,388,812,323

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investors Value Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to close of business April 16, 2007, the Fund was a Maryland corporation registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$383,571,895
Gross unrealized depreciation	(16,997,952)

Net unrealized appreciation	$366,573,943

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007